Financial income, financial expenses and exchange gains/(losses) - Summary of Detailed Information About Financial Income Financial Expenses And Exchange Gains Or Losses (Detail) - EUR (€)
€ in Thousands
	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Options - Changes in fair value			€ 20,675	€ 17,743	€ 0
Fixed-income securities	€ 6,290	€ 9,535	17,845	10,812	11,364
Hedging operations	397	0	661	358	843
Interest on financial other assets	527	1,110	1,881	2,462	3,665
Interest on financial receivables/loans	197	972	583	1,391	2,494
Derivative financial instruments			2,760	0	2,986
Other financial income	13	239	1,484	1,586	709
Total financial income	15,901	32,531	45,889	34,352	22,061
Financial expenses
Options - Changes in fair value	(15,705)	(5,293)	(13,391)	(15,729)	(4,154)
Hedging operations	(5,626)	(1,836)	(7,044)	(6,716)	(11,386)
Interest and financial charges for lease liabilities	(4,947)	(4,552)	(8,982)	(10,615)	(11,522)
Warrants - Changes in fair value			(4,137)
Fixed-income securities	(12,996)	(1,315)	(3,902)	(8,272)	(2,346)
Interest on bank loans and overdrafts	(20)	(1,416)	(2,845)	(3,765)	(5,248)
Interest expenses on interest rate swaps	(936)	(1,051)	(2,076)	(2,002)	(1,987)
Derivative financial instruments	0	(873)	0	(380)	0
Other financial expenses	(1,735)	(349)	(1,446)	(593)	(849)
Total financial expenses	(41,965)	(16,685)	(43,823)	(48,072)	(37,492)
Foreign exchange (losses)/gains	€ (9,893)	€ (2,728)	€ (7,791)	€ 13,455	€ (2,441)